Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gross held-to-maturity investments
Amortized Cost	$ 61,389
Unrealized Gain (Loss)	295
Less: Outside working interest owners share Amortized Cost	(57,237)
Less: Outside working interest owners share Unrealized Gain (Loss)	(275)
Less: Outside working interest owners share Fair Market Value	(57,512)
Fair Market Value	61,684
U.S. Bank Money Market Cash Equivalent [Member]
Gross held-to-maturity investments
Amortized Cost	73,485
Fair Market Value	73,485
U.S. Government Treasury Note 2.50% coupon [Member]
Gross held-to-maturity investments
Amortized Cost	22,128
Unrealized Gain (Loss)	71
Fair Market Value	22,199
U.S. Government Treasury Note 1.75% coupon [Member]
Gross held-to-maturity investments
Amortized Cost	23,013
Unrealized Gain (Loss)	499
Fair Market Value	$ 23,512